Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 596,532,000.00
Previously Paid Amount	0.00
Total Fee Amount	91,329.05
Total Offset Amount	0.00
Net Fee	91,329.05
Narrative - Max Aggregate Offering Price	$ 596,532,000.00
Final Prospectus	true